Sentry Variable Account II

Appendix A

Subaccounts	Statements of Assets and Liabilities as of	Statements of Operations for the	Statements of Changes in Net Assets for the	Financial Highlights for the
Janus Henderson Research Portfolio	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Two Years Ended December 31, 2024
Janus Henderson Enterprise Portfolio	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Two Years Ended December 31, 2024
Janus Henderson Forty Portfolio	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Two Years Ended December 31, 2024
Janus Henderson Global Research Portfolio	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Two Years Ended December 31, 2024
Janus Henderson Balanced Portfolio	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Two Years Ended December 31, 2024
T. Rowe Price Limited Term Bond Portfolio	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Two Years Ended December 31, 2024
T. Rowe Price Equity Income Portfolio	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Two Years Ended December 31, 2024
T. Rowe Price Moderate Allocation Portfolio	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Two Years Ended December 31, 2024
T. Rowe Price Mid-Cap Growth Portfolio	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Two Years Ended December 31, 2024
T. Rowe Price International Stock Portfolio	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Two Years Ended December 31, 2024
Vanguard Balanced Portfolio	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Two Years Ended December 31, 2024
Vanguard Equity Index Portfolio	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Two Years Ended December 31, 2024
Vanguard High Yield Bond Portfolio	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Two Years Ended December 31, 2024
Vanguard Small Company Growth Portfolio	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Two Years Ended December 31, 2024
Vanguard Mid-Cap Index Portfolio	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Two Years Ended December 31, 2024
Vanguard REIT Index Portfolio	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Two Years Ended December 31, 2024
Vanguard Money Market Portfolio	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Two Years Ended December 31, 2024

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENTS OF ASSETS AND LIABILITIES
As of December 31, 2024

Assets:

Investments at fair value:
	Investments at Fair Value		Accrued Dividends	Total Assets and Total Net Assets
Janus Henderson Series - Institutional Shares:
Research Portfolio, 19,315 shares (cost $ 697,893)	1,147,333	$		$1,147,333
Enterprise Portfolio, 151,614 shares (cost $ 10,625,436)	12,762,830			12,762,830
Forty Portfolio, 28,065 shares (cost $ 1,176,802)	1,610,397			1,610,397
Global Research Portfolio, 4,511 shares (cost $ 224,078)	327,485			327,485
Balanced Portfolio, 20,591 shares (cost $ 717,732)	1,054,684			1,054,684

T. Rowe Price Fixed Income Series, Inc.:
Limited Term Bond Portfolio, 118,445 shares (cost $ 572,200)	555,505			555,505

T. Rowe Price Equity Series, Inc.:
Equity Income Portfolio, 40,643 shares (cost $ 1,113,606)	1,155,473			1,155,473
Moderate Allocation Portfolio, 112,450 shares (cost $ 2,272,192)	2,354,700			2,354,700
Mid-Cap Growth Portfolio, 14,163 shares (cost $ 405,652)	410,019			410,019

T. Rowe Price International Series, Inc.:
International Stock Portfolio, 7,108 shares (cost $ 106,694)	106,330			106,330

Vanguard Variable Insurance Fund:
Balanced Portfolio, 16,848 shares (cost $ 379,025)	417,334			417,334
Equity Index Portfolio, 7,814 shares (cost $ 345,457)	563,682			563,682
High Yield Bond Portfolio, 9,445 shares (cost $ 70,201)	69,892			69,892
Small Company Growth Portfolio, 19,905 shares (cost $ 378,626)	388,349			388,349
Mid-Cap Index Portfolio, 11,282 shares (cost $ 249,695)	302,811			302,811
REIT Index Portfolio, 16,519 shares (cost $ 203,046)	193,936			193,936
Money Market, 550,260 shares (cost $ 550,260)	550,260		65	550,325

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

	Janus Henderson		Janus Henderson	Janus Henderson
	Research		Enterprise	Forty

Investment income:
Dividends	$328		$94,893	$1,610

Expenses:
Mortality and expense risk charges	13,142		155,400	18,328

Net investment income (loss)	(12,814)		(60,507)	(16,718)

Realized gains (losses) on investments:
Net realized investment gain (loss)	44,902		490,057	134,439

Capital gain distributions received	31,168		510,302	84,031

Net realized gain (loss) on investments and
capital gain distributions, net	76,070		1,000,359	218,470

Net change in unrealized appreciation
(depreciation) on investments	245,262		767,157	156,882

Net increase (decrease) in net assets from operations	$308,518	$	$ 1,707,009	$358,634

	Janus Henderson		Janus Henderson
	Gobal Research		Balanced

Investment income:
Dividends	$2,336		$21,202

Expenses:
Mortality and expense risk charges	3,792		12,368

Net investment income (loss)	(1,456)		8,834

Realized gains (losses) on investments:
Net realized investment gain (loss)	37,237		25,894

Capital gain distributions received	9,756		-

Net realized gain (loss) on investments and
capital gain distributions, net	46,993		25,894

Net change in unrealized appreciation
(depreciation) on investments	16,285		97,853

Net increase (decrease) in net assets from operations	$61,822		$132,581

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENTS OF OPERATIONS (continued)
For the Year Ended December 31, 2024

	T. Rowe Price	T. Rowe Price	T. Rowe Price
	Limited Term Bond	Equity Income	Moderate Allocation

Investment income:
Dividends	$24,017	$21,226	$55,364

Expenses:
Mortality and expense risk charges	6,908	14,066	29,970

Net investment income (loss)	17,109	7,160	25,394

Realized gains (losses) on investments:
Net realized investment gain (loss)	(4,249)	6,232	26,545

Capital gain distributions received	-	75,182	64,653

Net realized gain (loss) on investments and
capital gain distributions, net	(4,249)	81,414	91,198

Net change in unrealized appreciation
(depreciation) on investments	8,007	23,162	93,897

Net increase (decrease) in net assets from operations	$20,867	$111,736	$210,489

	T. Rowe Price	T. Rowe Price
	Mid-Cap Growth	International Stock

Investment income:
Dividends	$-	$1,039

Expenses:
Mortality and expense risk charges	4,877	1,361

Net investment income (loss)	(4,877)	(322)

Realized gains (losses) on investments:
Net realized investment gain (loss)	855	875

Capital gain distributions received	37,176	2,689

Net realized gain (loss) on investments and
capital gain distributions, net	38,031	3,564

Net change in unrealized appreciation
(depreciation) on investments	(2,437)	(747)

Net increase (decrease) in net assets from operations	$30,717	$2,495

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENTS OF OPERATIONS (continued)
For the Year Ended December 31, 2024

	Vanguard	Vanguard	Vanguard
	Balanced	Equity Index	High Yield Bond

Investment income: Dividends	$9,409	$6,929	$4,051

Expenses: Mortality and expense risk charges	5,144	6,417	851

Net investment income (loss)	4,265	512	3,200

Realized gains (losses) on investments:
Net realized investment gain (loss)	14,731	15,750	(457)

Capital gain distributions received	20,351	19,810	-

Net realized gain (loss) on investments and
capital gain distributions, net	35,082	35,560	(457)

Net change in unrealized appreciation
(depreciation) on investments	15,147	73,203	764

Net increase (decrease) in net assets from operations	$54,494	$109,275	$3,507

	Vanguard	Vanguard	Vanguard
	Small Company Growth	Mid-Cap Index	REIT Index

Investment income: Dividends	$2,112	$4,050	$8,296

Expenses: Mortality and expense risk charges	4,715	3,672	2,931

Net investment income (loss)	(2,603)	378	5,365

Realized gains (losses) on investments:
Net realized investment gain (loss)	(7,800)	25,742	(10,367)

Capital gain distributions received	-	3,375	6,999

Net realized gain (loss) on investments and
capital gain distributions, net	(7,800)	29,117	(3,368)

Net change in unrealized appreciation
(depreciation) on investments	46,906	7,061	8,723

Net increase (decrease) in net assets from operations	$36,503	$36,556	$10,720

	Vanguard
	Money Market

Investment income: Dividends	$29,133

Expenses: Mortality and expense risk charges	6,944

Net investment income (loss)	22,189

Realized gains (losses) on investments:
Net realized investment gain (loss)	-

Capital gain distributions received	-

Net realized gain (loss) on investments and
capital gain distributions, net	-

Net change in unrealized appreciation
(depreciation) on investments	-

Net increase (decrease) in net assets from operations	$22,189

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31

	Janus Henderson Research		Janus Henderson Enterprise		Janus Henderson Forty

	2024	2023	2024	2023	2024	2023

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(12,814)	$(8,707)	$(60,507)	$(127,076)	$(16,718)	$(14,582)

Realized gains (losses) on investments	76,070	14,777	1,000,359	1,444,360	218,470	15,745

Unrealized appreciation (depreciation), net	245,262	276,316	767,157	561,765	156,882	462,213

Net increase (decrease) in net assets from operations	308,518	282,386	1,707,009	1,879,049	358,634	463,376

Contract transactions:
Purchase payments	4,987	2,337	33,030	34,025	2,629	4,670

Transfers between subaccounts, net	(3,105)	25	15,544	(768)	(2,664)	2,315

Withdrawals	(83,225)	(60,250)	(1,539,317)	(1,226,009)	(357,957)	(101,133)

Contract maintenance fees	(841)	(806)	(7,119)	(7,505)	(961)	(940)

Net increase (decrease) in net assets
derived from contract transactions	(82,184)	(58,694)	(1,497,862)	(1,200,257)	(358,953)	(95,088)

Total increase (decrease) in net assets	226,334	223,692	209,147	678,792	(319)	368,288

Net assets at beginning of year	920,999	697,307	12,553,683	11,874,891	1,610,716	1,242,428

Net assets at end of year	$1,147,333	$920,999	$12,762,830	$12,553,683	$1,610,397	$1,610,716

	Janus Henderson Global Research		Janus Henderson Balanced

	2024	2023	2024	2023

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,456)	$(907)	$8,834	$8,334

Realized gains (losses) on investments	46,993	32,601	25,894	28,150

Unrealized appreciation (depreciation), net	16,285	39,438	97,853	86,498

Net increase (decrease) in net assets from operations	61,822	71,132	132,581	122,982

Contract transactions:
Purchase payments	2,302	3,146	1,893	4,255

Transfers between subaccounts, net	(881)	(179)	(257)	(1,820)

Withdrawals	(61,015)	(45,773)	(44,221)	(62,006)

Contract maintenance fees	(291)	(302)	(970)	(1,090)

Net increase (decrease) in net assets
derived from contract transactions	(59,885)	(43,108)	(43,555)	(60,661)

Total increase (decrease) in net assets	1,937	28,024	89,026	62,321

Net assets at beginning of year	325,548	297,524	965,658	903,337

Net assets at end of year	$327,485	$325,548	$1,054,684	$965,658

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the Years Ended December 31

	T. Rowe Price Limited Term Bond		T. Rowe Price Equity Income		T. Rowe Price Moderate Allocation

	2024	2023	2024	2023	2024	2023

Increase (decrease) in net assets from operations:
Net investment income (loss)	$17,109	$12,744	$7,160	$9,595	$25,394	$27,681

Realized gains (losses) on investments	(4,249)	(10,143)	81,414	60,719	91,198	(48,071)

Unrealized appreciation (depreciation), net	8,007	19,573	23,162	18,547	93,897	359,944

Net increase (decrease) in net assets from operations	20,867	22,174	111,736	88,861	210,489	339,554

Contract transactions:
Purchase payments	5,690	5,527	345	319	4,978	9,220

Transfers between subaccounts, net	2,833	(1,487)	1,448	(3,474)	577	140

Withdrawals	(64,306)	(113,738)	(56,629)	(214,828)	(433,313)	(475,938)

Contract maintenance fees	(615)	(739)	(933)	(1,038)	(1,929)	(2,142)

Net increase (decrease) in net assets
derived from contract transactions	(56,398)	(110,437)	(55,769)	(219,021)	(429,687)	(468,720)

Total increase (decrease) in net assets	(35,531)	(88,263)	55,967	(130,160)	(219,198)	(129,166)

Net assets at beginning of year	591,036	679,299	1,099,506	1,229,666	2,573,898	2,703,064

Net assets at end of year	$555,505	$591,036	$1,155,473	$1,099,506	$2,354,700	$2,573,898

	T. Rowe Price Mid-Cap Growth		T. Rowe Price International Stock

	2024	2023	2024	2023

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(4,877)	$(5,338)	$(322)	$(235)

Realized gains (losses) on investments	38,031	25,375	3,564	(812)

Unrealized appreciation (depreciation), net	(2,437)	48,006	(747)	16,713

Net increase (decrease) in net assets from operations	30,717	68,043	2,495	15,666

Contract transactions:
Purchase payments	1,341	2,791	1,080	1,080

Transfers between subaccounts, net	(429)	(428)	860	(737)

Withdrawals	(5,765)	(122,873)	(9,952)	(11,056)

Contract maintenance fees	(354)	(466)	(147)	(167)

Net increase (decrease) in net assets
derived from contract transactions	(5,207)	(120,976)	(8,159)	(10,880)

Total increase (decrease) in net assets	25,510	(52,933)	(5,664)	4,786

Net assets at beginning of year	384,509	437,442	111,994	107,208

Net assets at end of year	$410,019	$384,509	$106,330	$111,994

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the Years Ended December 31

	Vanguard Balanced		Vanguard Equity Index		Vanguard High Yield Bond

	2024	2023	2024	2023	2024	2023

Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,265	$4,361	$512	$1,278	$3,200	$2,719

Realized gains (losses) on investments	35,082	20,699	35,560	55,798	(457)	(1,024)

Unrealized appreciation (depreciation), net	15,147	38,950	73,203	48,532	764	5,183

Net increase (decrease) in net assets from operations	54,494	64,010	109,275	105,608	3,507	6,878

Contract transactions:
Purchase payments	905	10,941	653	708	240	1,915

Transfers between subaccounts, net	446	(461)	(4,562)	(4,902)	760	(757)

Withdrawals	(188,013)	(20,890)	(20,657)	(83,795)	(5,691)	(6,847)

Contract maintenance fees	(380)	(344)	(246)	(335)	(80)	(90)

Net increase (decrease) in net assets
derived from contract transactions	(187,042)	(10,754)	(24,812)	(88,324)	(4,771)	(5,779)

Total increase (decrease) in net assets	(132,548)	53,256	84,463	17,284	(1,264)	1,099

Net assets at beginning of year	549,882	496,626	479,219	461,935	71,156	70,057

Net assets at end of year	$417,334	$549,882	$563,682	$479,219	$69,892	$71,156

	Vanguard Small Company Growth		Vanguard Mid-Cap Index		Vanguard REIT Index

	2024	2023	2024	2023	2024	2023

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,603)	$(3,016)	$378	$1,048	$5,365	$3,483

Realized gains (losses) on investments	(7,800)	(3,899)	29,117	7,794	(3,368)	6,177

Unrealized appreciation (depreciation), net	46,906	72,701	7,061	44,299	8,723	17,729

Net increase (decrease) in net assets from operations	36,503	65,786	36,556	53,141	10,720	27,389

Contract transactions:
Purchase payments	4,443	3,551	10,075	2,650	306	358

Transfers between subaccounts, net	1,207	2,567	991	(865)	856	5,702

Withdrawals	(48,927)	(38,615)	(151,959)	(29,310)	(101,364)	(21,118)

Contract maintenance fees	(249)	(268)	(173)	(164)	(219)	(228)

Net increase (decrease) in net assets
derived from contract transactions	(43,526)	(32,765)	(141,066)	(27,689)	(100,421)	(15,286)

Total increase (decrease) in net assets	(7,023)	33,021	(104,510)	25,452	(89,701)	12,103

Net assets at beginning of year	395,372	362,351	407,321	381,869	283,637	271,534

Net assets at end of year	$388,349	$395,372	$302,811	$407,321	$193,936	$283,637

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the Years Ended December 31

	Vanguard Money Market

	2024	2023

Increase (decrease) in net assets from operations:
Net investment income (loss)	$22,189	$22,337

Realized gains (losses) on investments	-	7

Unrealized appreciation (depreciation), net	-	-

Net increase (decrease) in net assets from operations	22,189	22,344

Contract transactions:
Purchase payments	2,725	3,925

Transfers between subaccounts, net	(13,622)	5,131

Withdrawals	(49,625)	(58,935)

Contract maintenance fees	(448)	(448)

Net increase (decrease) in net assets
derived from contract transactions	(60,970)	(50,327)

Total increase (decrease) in net assets	(38,781)	(27,983)

Net assets at beginning of year	589,106	617,089

Net assets at end of year	$550,325	$589,106

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS

1. Organization

The Sentry Variable Account II (the Variable Account) is a segregated investment account of Sentry Life Insurance Company (the Company), which is a stock company 100% owned by Sentry Insurance Company (SIC), formerly Sentry Insurance a Mutual Company (SIAMCO), and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Account is a single line of business and an accounting entity wherein all segregated account transactions are reflected.

Effective January 1, 2021 (the effective date), SIAMCO reorganized its corporate structure (the reorganization).  On the effective date and as part of the reorganization, SIAMCO converted to SIC, a stock insurer.  SIC is 100% owned by Sentry Holdings, Inc., an intermediate holding company, which is 100% owned by Sentry Mutual Holding Company.  The reorganization did not have a material impact on the Company or the Variable Account's financial statements.

The Variable Account was established by the Company on August 2, 1983 in support of variable annuity contracts, and commenced operations on May 3, 1984.  The Company discontinued new sales of variable annuity contracts on December 1, 2004.  Management of the Company has determined that there is no justification for substantial doubt regarding the Variable Account's ability to continue as a going concern.

The assets of each subaccount of the Variable Account are invested in shares of corresponding portfolios of Janus Henderson Series - Institutional Shares, T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., and Vanguard Variable Insurance Fund (collectively, the Funds) at each portfolio's net asset value (NAV) in accordance with the selection made by contract owners.

The Funds are diversified open-end investment management companies registered under the Investment Company Act of 1940.  A copy of the Funds' annual reports is included in the Variable Account's Annual Report.

The Variable Account meets the definition of an investment company under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946 and is following the accounting and reporting guidance under that Topic.

During 2022, a new fund offering was provided to policyholders, Vanguard Money Market Portfolio. Since this subaccount has an inception date in 2022, the financial statements are as of December 31, 2022 and for the period from inception date of February 2, 2022 to December 31, 2022.

The Financial Accounting Standards Board has issued an Accounting Standards Update on Segment Reporting (ASU Topic 280) effective for the year ended December 31, 2024.

Within the registered investment, each subaccount of the Variable Life Account is a single operating segment, therefore a single reportable segment in which the chief operating decision maker “CODM” manages activities of the Variable Life Account. The significant accounting policies listed in note 2, apply to each of the operating single segments.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

The subaccounts have identified the President  of Company as the CODM as the Variable Life Account does not have employees and is not a separate legal entity. To make operational decisions within the Variable Life Account, the CODM uses the change in net assets reported by each subaccount as their performance measure. The measure of segment assets are reported on the Statement of Assets and Liabilities as “Total Assets and Total Net Assets” and each subaccount’s operating segment is listed on the Statement of Operations and Statement of Changes in Net assets, along with their related footnotes. All assets and revenue is generated in the United States and there is no customer greater than 10% of the results for all periods presented.

Valuation of Investments

Investments in shares of each of the Funds are valued on the closing net asset value per share at December 31, 2024. The Funds value their investment securities at fair value.

Securities Transactions and Investment Income

Transactions in shares of the Funds are recorded on the trade date if received by 3:00 p.m. central standard time (the date the order to buy and sell is executed).  Dividend income is recorded on the ex-dividend date.  The cost of Fund shares sold and the corresponding investment gains and losses are determined on a specific identification basis.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS

2. Significant Accounting Policies (continued)

Federal Income Taxes

The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code.  The operations of the Variable Account are part of the total operations of the Company and are not taxed as a separate entity.

Under Federal income tax law, net investment income and net realized investment gains of the Variable Account which are applied to increase net assets are not taxed.

Subsequent Events

In connection with the preparation of the financial statements, the Company evaluated subsequent events after the financial statement date of December 31, 2024 through February 28, 2025, the date the financial statements were issued.  No significant subsequent events were identified.

3. Purchases and Sales of Securities

In 2024, purchases and proceeds from sale of investments in various subaccounts for the year ended December 31, 2024 are as follows:

		Proceeds
	Purchases	on Sales
Janus Henderson Research Portfolio	$36,483	$100,312
Janus Henderson Enterprise Portfolio	718,062	1,766,129
Janus Henderson Forty Portfolio	88,270	379,909
Janus Henderson Global Research Portfolio	14,423	66,007
Janus Henderson Balanced Portfolio	24,263	58,984
T. Rowe Price Limited Term Bond Portfolio	32,540	71,829
T. Rowe Price Equity Income Portfolio	98,547	71,974
T. Rowe Price Moderate Allocation Portfolio	125,572	465,211
T. Rowe Price Mid-Cap Growth Portfolio	38,897	11,804
T. Rowe Price International Stock Portfolio	5,668	11,460
Vanguard Balanced Portfolio	31,417	193,844
Vanguard Equity Index Portfolio	27,393	31,883
Vanguard High Yield Bond Portfolio	6,380	7,950
Vanguard Small Company Growth Portfolio	7,913	54,042
Vanguard Mid-Cap Index Portfolio	18,537	155,850
Vanguard REIT Index Portfolio	17,549	105,606
Vanguard Money Market Portfolio	44,645	83,406

In 2023, purchases and proceeds from sale of investments in various subaccounts for the year ended December 31, 2023 are as follows:

		Proceeds
	Purchases	on Sales
Janus Henderson Research Portfolio	$4,362	$71,764
Janus Henderson Enterprise Portfolio	883,835	1,380,831
Janus Henderson Forty Portfolio	9,922	119,591
Janus Henderson Global Research Portfolio	15,173	50,133
Janus Henderson Balanced Portfolio	25,042	77,369
T. Rowe Price Limited Term Bond Portfolio	26,462	124,155
T. Rowe Price Equity Income Portfolio	68,473	232,747
T. Rowe Price Moderate Allocation Portfolio	75,985	509,966
T. Rowe Price Mid-Cap Growth Portfolio	26,401	129,693
T. Rowe Price International Stock Portfolio	2,377	13,491
Vanguard Balanced Portfolio	43,820	29,719
Vanguard Equity Index Portfolio	24,214	95,362
Vanguard High Yield Bond Portfolio	6,206	9,266
Vanguard Small Company Growth Portfolio	8,603	44,383
Vanguard Mid-Cap Index Portfolio	15,599	35,077
Vanguard REIT Index Portfolio	25,273	24,519
Vanguard Money Market Portfolio	38,632	66,559

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS

4. Expenses and Related Party Transactions

A mortality and expense risk premium is deducted by the Company from the Variable Account on a daily basis which is equal, on an annual basis, to 1.20% (0.80% mortality and 0.40% expense risk) of the daily net asset value of the Variable Account.  This mortality and expense risk premium compensates the Company for assuming these risks under the variable annuity contract.

The Company deducts, on the contract anniversary date, an annual contract maintenance charge of $30, per contract holder, from the contract value by canceling accumulation units.  If the contract is surrendered for its full surrender value, on other than the contract anniversary, the contract maintenance charge will be deducted at the time of such surrender.  This charge reimburses the Company for administrative expenses relating to maintenance of the contract.

Any premium tax payable to a governmental entity as a result of the existence of the contracts or the Variable Account will be either charged against the purchase payments or against the contract value.  Premium taxes up to 3.5% are currently imposed by certain states.  Some states assess their premium taxes at the time purchase payments are made; others assess their premium taxes at the time of annuitization.  In the event contracts would be issued in states assessing  their  premium taxes  at the  time purchase payments are made,  the Company currently deducts such premium taxes at the time those purchase payments are made. For contracts issue in states assessing their premium taxes at the time of annuitization, the  Company currently deducts the premiums taxes at the point of annuitization.

Sentry Equity Services, Inc., a related party, acts as the underwriter for the contract.

5. Fair Value Measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The Variable Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets recorded at fair value as follows:

Level 1 - Unadjusted quoted prices accessible in active markets for identical assets at the measurement date.  The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

Level 2 - Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.  The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.  These funds have no unfunded commitments or restrictions and the Variable Account always has the ability to redeem its interest in the funds with the investee at NAV daily.

Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2024:

	Level 1	Level 2	Level 3	Total

Variable Account Investments	-	$ 23,971,085	-	$ 23,971,085

The Variable Account only invests in funds with fair value measurements in Level 2 and did not have any assets or liabilities reported at fair value on a nonrecurring basis.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS

6. Changes in Units Outstanding

The changes in units outstanding for the year ended December 31, 2024 were as follows:

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
Janus Henderson Research Portfolio	146	2,379	(2,233)
Janus Henderson Enterprise Portfolio	427	6,102	(5,675)
Janus Henderson Forty Portfolio	48	7,482	(7,434)
Janus Henderson Global Research Portfolio	113	3,387	(3,274)
Janus Henderson Balanced Portfolio	77	1,184	(1,107)
T. Rowe Price Limited Term Bond Portfolio	223	1,687	(1,464)
T. Rowe Price Equity Income Portfolio	50	1,310	(1,260)
T. Rowe Price Moderate Allocation Portfolio	54	4,330	(4,276)
T. Rowe Price Mid-Cap Growth Portfolio	24	95	(71)
T. Rowe Price International Stock Portfolio	116	596	(480)
Vanguard Balanced Portfolio	39	4,596	(4,557)
Vanguard Equity Index Portfolio	11	451	(440)
Vanguard High Yield Bond Portfolio	88	269	(181)
Vanguard Small Company Growth Portfolio	114	1,011	(897)
Vanguard Mid-Cap Index Portfolio	190	2,894	(2,704)
Vanguard REIT Index Portfolio	52	2,218	(2,166)
Vanguard Money Market	1,454	7,162	(5,708)

The changes in units outstanding for the year ended December 31, 2023 were as follows:

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
Janus Henderson Research Portfolio	139	2,472	(2,333)
Janus Henderson Enterprise Portfolio	156	5,506	(5,350)
Janus Henderson Forty Portfolio	197	2,540	(2,343)
Janus Henderson Global Research Portfolio	216	2,910	(2,694)
Janus Henderson Balanced Portfolio	164	1,913	(1,749)
T. Rowe Price Limited Term Bond Portfolio	176	3,174	(2,998)
T. Rowe Price Equity Income Portfolio	19	5,567	(5,548)
T. Rowe Price Moderate Allocation Portfolio	122	5,431	(5,309)
T. Rowe Price Mid-Cap Growth Portfolio	55	2,015	(1,960)
T. Rowe Price International Stock Portfolio	85	773	(688)
Vanguard Balanced Portfolio	342	622	(280)
Vanguard Equity Index Portfolio	25	1,934	(1,909)
Vanguard High Yield Bond Portfolio	109	346	(237)
Vanguard Small Company Growth Portfolio	165	863	(698)
Vanguard Mid-Cap Index Portfolio	57	629	(572)
Vanguard REIT Index Portfolio	145	507	(362)
Vanguard Money Market	884	5,810	(4,926)

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2024 is as follows:

					Expenses	Income
					as a % of	as a % of
			Net Assets		Average	Average
			Unit		Net	Net	Total
		Units	Value	(000's)	Assets #	Assets	Return
	Janus Henderson Research Portfolio	30,513	$37.60	$1,147	1.20%	0.03%	33.69%
	Janus Henderson Enterprise Portfolio	45,936	277.84	12,763	1.20	0.74	14.23
	Janus Henderson Forty Portfolio	27,579	58.39	1,610	1.20	0.11	26.93
	Janus Henderson Global Research Portfolio	15,311	21.39	327	1.20	0.74	22.11
	Janus Henderson Balanced Portfolio	25,058	42.09	1,055	1.20	2.07	14.04
	T. Rowe Price Limited Term Bond Portfolio	14,167	39.21	556	1.20	4.21	3.70
	T. Rowe Price Equity Income Portfolio	25,090	46.05	1,155	1.20	1.81	10.37
	T. Rowe Price Moderate Allocation Portfolio	22,670	103.87	2,355	1.20	2.25	8.74
	T. Rowe Price Mid-Cap Growth Portfolio	5,549	73.90	410	1.20	-	8.01
	T. Rowe Price International Stock Portfolio	6,441	16.51	106	1.20	0.93	2.01
	Vanguard Balanced Portfolio	9,215	45.29	417	1.20	2.22	13.43
	Vanguard Equity Index Portfolio	9,042	62.34	564	1.20	1.30	23.35
	Vanguard High Yield Bond Portfolio	2,562	27.28	70	1.20	5.78	5.17
	Vanguard Small Company Growth Portfolio	7,447	52.14	388	1.20	0.54	10.05
	Vanguard Mid-Cap Index Portfolio	5,107	59.29	303	1.20	1.34	13.70
	Vanguard REIT Index Portfolio	4,217	45.98	194	1.20	3.47	3.49
*	Vanguard Money Market Portfolio	50,714	10.85	550	1.20	5.08	3.93

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2023 is as follows:

					Expenses	Income
					as a % of	as a % of
			Net Assets		Average	Average
			Unit		Net	Net	Total
		Units	Value	(000's)	Assets #	Assets	Return
	Janus Henderson Research Portfolio	32,746	$28.13	$921	1.20%	0.14%	41.49%
	Janus Henderson Enterprise Portfolio	51,611	243.24	12,554	1.20	0.16	16.67
	Janus Henderson Forty Portfolio	35,013	46.00	1,611	1.20	0.19	38.32
	Janus Henderson Global Research Portfolio	18,585	17.52	326	1.20	0.91	25.28
	Janus Henderson Balanced Portfolio	26,165	36.91	966	1.20	2.09	14.05
	T. Rowe Price Limited Term Bond Portfolio	15,631	37.81	591	1.20	3.32	3.69
	T. Rowe Price Equity Income Portfolio	26,350	41.73	1,100	1.20	2.09	8.24
	T. Rowe Price Moderate Allocation Portfolio	26,946	95.52	2,574	1.20	2.30	13.98
	T. Rowe Price Mid-Cap Growth Portfolio	5,620	68.42	385	1.20	-	18.54
	T. Rowe Price International Stock Portfolio	6,921	16.18	112	1.20	0.99	14.86
	Vanguard Balanced Portfolio	13,772	39.93	550	1.20	2.03	12.97
	Vanguard Equity Index Portfolio	9,482	50.54	479	1.20	1.46	24.63
	Vanguard High Yield Bond Portfolio	2,743	25.94	71	1.20	5.08	10.34
	Vanguard Small Company Growth Portfolio	8,344	47.38	395	1.20	0.41	18.23
	Vanguard Mid-Cap Index Portfolio	7,811	52.15	407	1.20	1.46	14.46
	Vanguard REIT Index Portfolio	6,383	44.43	284	1.20	2.50	10.38
*	Vanguard Money Market Portfolio	56,422	10.44	589	1.20	4.92	3.80

#	Excluding the effect of the expenses of the underlying fund portfolios and maintenance charges charged directly to contract holder accounts.

*	Vanguard Money Market's shares became available for investment on February 2, 2022.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2022 is as follows:

					Expenses	Income
					as a % of	as a % of
			Net Assets		Average	Average
			Unit		Net	Net	Total
		Units	Value	(000's)	Assets #	Assets	Return***
	Janus Henderson Research Portfolio	35,079	$19.88	$697	1.20%	0.15%	(30.73)%
	Janus Henderson Enterprise Portfolio	56,961	208.48	11,875	1.20	0.20	(16.94)
	Janus Henderson Forty Portfolio	37,356	33.26	1,242	1.20	0.18	(34.35)
	Janus Henderson Global Research Portfolio	21,279	13.98	298	1.20	1.02	(20.38)
	Janus Henderson Balanced Portfolio	27,914	32.36	903	1.20	1.22	(17.40)
*	T. Rowe Price Government Money Portfolio	-	19.55	-	1.20	0.02	(0.37)
	T. Rowe Price Limited Term Bond Portfolio	18,629	36.46	679	1.20	1.96	(5.65)
	T. Rowe Price Equity Income Portfolio	31,898	38.55	1,230	1.20	1.88	(4.50)
	T. Rowe Price Moderate Allocation Portfolio	32,255	83.80	2,703	1.20	1.56	(19.29)
	T. Rowe Price Mid-Cap Growth Portfolio	7,580	57.72	437	1.20	-	(23.51)
	T. Rowe Price International Stock Portfolio	7,609	14.09	107	1.20	0.79	(16.82)
	Vanguard Balanced Portfolio	14,052	35.34	497	1.20	1.93	(15.32)
	Vanguard Equity Index Portfolio	11,391	40.55	462	1.20	1.37	(19.21)
	Vanguard High Yield Bond Portfolio	2,980	23.51	70	1.20	5.12	(10.44)
	Vanguard Small Company Growth Portfolio	9,042	40.08	362	1.20	0.27	(26.25)
	Vanguard Mid-Cap Index Portfolio	8,383	45.56	382	1.20	1.17	(19.79)
	Vanguard REIT Index Portfolio	6,745	40.26	272	1.20	1.77	(27.18)
**	Vanguard Money Market Portfolio	61,348	10.06	617	1.20	1.66	0.59

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2021 is as follows:

					Expenses	Income
					as a % of	as a % of
			Net Assets		Average	Average
			Unit		Net	Net	Total
		Units	Value	(000's)	Assets #	Assets	Return
	Janus Henderson Research Portfolio	42,678	$28.70	$1,225	1.20%	0.10%	18.90%
	Janus Henderson Enterprise Portfolio	61,836	251.01	15,521	1.20	0.32	15.43
	Janus Henderson Forty Portfolio	44,804	50.66	2,270	1.20	-	21.43
	Janus Henderson Global Research Portfolio	25,953	17.56	456	1.20	0.53	16.68
	Janus Henderson Balanced Portfolio	33,311	39.18	1,305	1.20	0.91	15.80
*	T. Rowe Price Government Money Portfolio	23,476	19.62	461	1.20	0.01	(1.18)
	T. Rowe Price Limited Term Bond Portfolio	20,093	38.65	777	1.20	1.35	(1.07)
	T. Rowe Price Equity Income Portfolio	33,643	40.36	1,358	1.20	1.58	24.05
	T. Rowe Price Moderate Allocation Portfolio	35,078	103.83	3,642	1.20	0.98	8.75
	T. Rowe Price Mid-Cap Growth Portfolio	8,688	75.45	656	1.20	-	13.48
	T. Rowe Price International Stock Portfolio	7,365	16.94	125	1.20	0.54	0.10
	Vanguard Balanced Portfolio	17,692	41.74	738	1.20	1.88	17.60
	Vanguard Equity Index Portfolio	11,927	50.19	599	1.20	1.23	27.02
	Vanguard High Yield Bond Portfolio	3,012	26.25	79	1.20	4.12	2.44
	Vanguard Small Company Growth Portfolio	9,223	54.34	501	1.20	0.41	12.85
	Vanguard Mid-Cap Index Portfolio	9,025	56.80	513	1.20	1.16	22.87
	Vanguard REIT Index Portfolio	6,235	55.28	345	1.20	1.99	38.55

#	Excluding the effect of the expenses of the underlying fund portfolios and maintenance charges charged directly to contract holder accounts.

*	T.Rowe Price Government Money's shares were terminated on April 28, 2022.
**	Vanguard Money Market's shares became available for investment on February 2, 2022.
***	Total return is not annualized if the underlying fund was initially added and funded or terminated during the period presented.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2020 is as follows:

					Expenses	Income
					as a % of	as a % of
			Net Assets		Average	Average
			Unit		Net	Net	Total
		Units	Value	(000's)	Assets #	Assets	Return
	Janus Henderson Research Portfolio	44,778	$24.14	$1,081	1.20%	0.41%	31.37%
	Janus Henderson Enterprise Portfolio	67,141	217.44	14,599	1.20	0.07	18.04
	Janus Henderson Forty Portfolio	46,512	41.72	1,940	1.20	0.27	37.75
	Janus Henderson Global Research Portfolio	26,674	15.05	401	1.20	0.73	18.62
	Janus Henderson Balanced Portfolio	34,240	33.83	1,158	1.20	1.77	12.95
*	T. Rowe Price Government Money Portfolio	34,874	19.86	693	1.20	0.24	(0.95)
	T. Rowe Price Limited Term Bond Portfolio	22,803	39.07	891	1.20	1.97	3.46
	T. Rowe Price Equity Income Portfolio	37,071	32.54	1,206	1.20	2.37	(0.04)
	T. Rowe Price Moderate Allocation Portfolio	38,384	95.48	3,665	1.20	1.36	13.17
	T. Rowe Price Mid-Cap Growth Portfolio	8,801	66.49	585	1.20	-	22.33
	T. Rowe Price International Stock Portfolio	8,935	16.92	151	1.20	0.57	13.08
	Vanguard Balanced Portfolio	20,675	35.49	734	1.20	2.80	9.36
	Vanguard Equity Index Portfolio	12,165	39.52	481	1.20	1.75	16.79
	Vanguard High Yield Bond Portfolio	3,014	25.62	77	1.20	6.27	4.41
	Vanguard Small Company Growth Portfolio	11,423	48.15	550	1.20	0.67	21.71
	Vanguard Mid-Cap Index Portfolio	10,733	46.23	496	1.20	1.54	16.66
	Vanguard REIT Index Portfolio	6,346	39.90	253	1.20	3.02	(6.00)

#	Excluding the effect of the expenses of the underlying fund portfolios and maintenance charges charged directly to contract holder accounts.

*	T.Rowe Price Government Money's shares were terminated on April 28, 2022.

8. Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified.  Each subaccount is required to satisfy the requirements of Section 817(h).  The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Secretary of the Treasury has issued regulations under Section 817(h) of the Code.  The Variable Account intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.